Performance Management - iShares Managed Futures Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report. The Fund’s benchmarks are the Bloomberg Global Aggregate Bond Index and the ICE BofA 3-Month Treasury Bill Index. The ICE BofA 3-Month Treasury Bill Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1-800-474-2737 (toll free).

Performance One Year or Less [Text]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1-800-474-2737 (toll free)